Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Percentage Of Australian statutory rate					30.00%
Percentage of U.S statutory rate					35.00%
Income in foreign jurisdictions tax rate					35.00%
Gain on bargain purchase	$ 205			$ 1,055		$ 1,055		$ 185
Deferred income taxes as part of reorganization income					(6)	(85)		12
Tax deduction for the premium paid to the creditors								1,130
Federal tax benefit								395
State tax benefit								51
Provision for deferred income taxes								0
Valuation allowance							215	192	215
Undistributed earnings			(13)	1,112	(70)	1,198		0
Undistributed earnings of certain foreign subsidiaries								199
Tax position								1	1
Tax position, unrecognized							1	3	1
Unrecognized tax benefits for interest								4
Recognizes interest and penalties related to unrecognized tax benefits		0					(10)	0		2
Reserve for uncertain tax positions							$ 2	$ 4	$ 2